Supplement dated August 8, 2006 to the MultiOption? Advisor Variable Annuity (B Class, C Class and L Class) Prospectus dated May 1, 2006

The Guaranteed Living Withdrawal Benefit (GLWB) section is revised to reflect the following:

Effective September 1, 2006, the Guaranteed Annual Income Reset will take place beginning with the third contract anniversary following the GLWB effective date instead of the fifth contract anniversary. The Guaranteed Annual Income Reset will then occur every 3 years thereafter. Example #5 (shown on the reverse) replaces Example #5 in Appendix E of your prospectus.

The remaining terms and conditions for the GLWB rider shall remain the same.



The ?Purchase Payments? and ?Transfer? sections of your prospectus are revised to reflect the following:

Total aggregate purchase payments or transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000.



Beginning on or about November 1, 2006, the MultiOption? Advisor L Class variable annuity will no longer be available for purchase in every state. Please see your representative if you have questions.

















Investors should retain this supplement for future reference.
F64998 8-2006


Example #5 ? An automatic Guaranteed Annual Income Reset occurs at the beginning of contract year 4. This example assumes that cumulative withdrawals for contract years 1, 2, and 3 do not exceed the GAI and that no additional purchase payments are made during these contract years.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

Contract
Years
Attained
Age

Contract
Value
before
Activity
Purchase
Payments
Received
Withdrawa
l Amount
Contract
Value
after
Activity
Guaranteed
Withdrawal
Benefit
(GWB)
Guaranteed
Annual
Income
(GAI)
Beginning
of Year 1
65

$0
$100,000
$0
$100,000
$100,000
$5,000
Activity
(sub
deposit)

$102,000
$20,000
$0
$122,000
$120,000
$6,000
Beginning
of Year 2
66


-


$120,000
$6,000
Activity
(withdrawal
)

$116,600
-
$6,000
$110,600
$114,000
$6,000
Beginning
of Year 3
67

-


$114,000
$6,000
Activity
(withdrawal
)

$111,600
-
$6,000
$105,600
$108,000
$6,000
Beginning
of Year 4
68

-


$108,000
$6,000
Income
Reset
Provision


-

$115,000
$108,000
$6,000
Beginning
of Year 5
69

-


$108,000
$6,000
Activity
(withdrawal
)

$118,600
-
$6,000
$112,600
$102,000
$6,000
Beginning
of Year 6
70

-


$102,000
$6,000
Activity
(withdrawal
)

$115,800
-
$6,000
$109,800
$96,000
$6,000
Beginning
of Year 7
71




$96,000
$6,000
Income
Reset
Provision




$113,500
$96,000
$6,243